Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and Other Payables [Abstract]
Trade and Other Payables

Trade and other payables as of December 31, 2019 and 2020 are as follows:

		2019		2020
		Current	Non-current	Current	Non-current
		In millions of won
Trade payables	￦	2,859,721	—	2,606,861	—
Non-trade payables		1,952,659	2,446,714	1,785,068	2,324,965
Accrued expenses		1,028,869	2,033	1,197,815	2,038
Leasehold deposits received		2,571	709	2,336	943
Other deposits received		163,382	68,702	83,505	67,645
Lease liabilities		635,349	4,434,784	576,665	4,044,431
Dividends payable		6,851	—	4,271	—
Others(*)		—	12,818	—	40,390

	￦	6,649,402	6,965,760	6,256,521	6,480,412

(*)	Details of others as of December 31, 2019 and 2020 are as follows:

		2019		2020
		Current	Non-current	Current	Non-current
		In millions of won
Advance received from local governments	￦	—	5,818	—	4,278
Others		—	7,000	—	36,112

	￦	—	12,818	—	40,390